SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	1 Months Ended		12 Months Ended
	Jun. 30, 2014	Sep. 30, 2012	Dec. 31, 2015 USD ($) segment class	Dec. 31, 2015 CNY (¥) segment class	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Impairment of long-lived assets
Impairment loss | ¥				¥ 0	¥ 0	¥ 0
Investments
Impairment of available-for-sale investment | ¥				¥ 0	0	1,217,000
Revenue recognition
Number of class of services in a portfolio of content and application delivery to total solutions | class			1	1
Term of master service agreement			1 year	1 year
Term of renewal option of master service agreement			1 year	1 year
Revenue recognition
Business tax and related surcharges expenses			$ 0	¥ 0	10,598,000	23,906,000
Advertising expenditures
Advertising expenditures, included in sales and marketing expenses			105,000	678,000	450,000	81,000
Government Grants
Unrestricted grants received			$ 106,000	¥ 685,000	¥ 5,282,000	¥ 1,031,000
Share-based compensation
Estimated forfeiture rate for both the management group and the non-management group			0.00%	0.00%	0.00%	0.00%
Segment reporting
Number of reportable segment | segment			1	1
Number of geographical segments | segment			0	0
Employee benefits
Employee benefits incurred under defined contribution plans			$ 8,308,000	¥ 53,820,000	¥ 46,178,000	¥ 41,036,000
ChinaCache Beijing | All services
Revenue recognition
Value-added tax		6.00%
Business tax rate (as a percent)		5.00%
Beijing Jingtian | All services
Revenue recognition
Value-added tax		6.00%
Business tax rate (as a percent)		5.00%
Beijing Blue IT | All services
Revenue recognition
Value-added tax	6.00%
Business tax rate (as a percent)	3.00%
Beijing Blue IT | Certain services
Revenue recognition
Value-added tax		6.00%
Business tax rate (as a percent)		5.00%